Revenues	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenues	Revenues
Disaggregation of Revenues

	Year Ended December 31,
U.S.$ millions	2024	2023
Revenues from contracts with customers
Capacity arrangements and transportation [1]	1,662	1,568
Marketing activities [2]	453	432
Other revenues	5	5
Total revenues	2,120	2,005
1.Capacity arrangements and transportation revenues include $24 million (2023 – $17 million) relating to the Intra-Alberta & Other segment. The remaining revenue relates to the Company's Keystone Pipeline System segment.
2.Relates to revenue from the Company's marketing activities and financial instruments. Refer to Note 22, Risk Management and Financial Instruments for additional information.
For the year ended December 31, 2024, three major customers accounted for $630 million, $322 million, and $175 million, respectively, in revenues, each representing more than 10 per cent of total revenues from contracts with customers (2023 – four major customers: $635 million, $308 million, $174 million, and $167 million, respectively).
Contract Balances

	As at December 31,		Affected Line Item on the Consolidated Balance Sheets
U.S.$ millions	2024	2023
Receivables from contracts with customers	329	337	Accounts receivable
Contract liabilities [1] (Note 13)	15	17	Accounts payable and other
Long-term contract liabilities (Note 15)	19	17	Other long-term liabilities
1.During the year ended December 31, 2024, $17 million (2023 – $17 million) of revenues were recognized that were included in contract liabilities at the beginning of the year.
Contract liabilities and long-term contract liabilities represent unearned revenue for contracted services.
Future Revenues from Remaining Performance Obligations
As at December 31, 2024, future revenues from long-term pipeline capacity arrangements and transportation contracts extending through 2044 are approximately $6.1 billion, of which approximately $835 million is expected to be recognized in 2025.
Revenues related to the following are not included in the future revenues above:
•contracts with performance obligations that has original expected duration of one year or less; and
•constrained variable considerations from uncontracted capacity as volumes cannot be estimated.